Fair Value Measurements - Schedule of Changes in the Estimated Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PIPE Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of SAFE	$ 86,359
Fair value remeasurement	24,522
Ending balance	110,881
Non-Redemption Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of SAFE	36,968
Fair value remeasurement	10,497
Ending balance	47,465
Second Lien Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of SAFE	43,865
Exchange of SAFE for second lien loan	10,000
Fair value remeasurement	24,387
Settlement via conversion or exercise	(67,380)
Ending balance	10,872
Simple Agreements For Future Equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	59,301	$ 10,000
Issuance of SAFE	23,660	45,192
Exchange of SAFE for second lien loan	(10,000)
Fair value remeasurement	190,075	4,109
Settlement via conversion or exercise	(263,036)
Ending balance		59,301
LegacyKodiak Redeemable Convertible Preferred StockWarrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	1,619	2,045
Fair value remeasurement	7,272	(426)
Reclassification of Assumed Kodiak Warrants	(3,842)
Settlement via conversion or exercise	$ (5,049)
Ending balance		$ 1,619